As filed with the Securities and Exchange Commission on November 1, 2024
1933 Act Registration File No. 333-282272

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ X / Pre-Effective Amendment No. 1	/ / Post-Effective Amendment No. ___

Intrepid Capital Management Funds Trust
(Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
(Address of Registrant’s Principal Executive Offices)

(904) 246-3433
(Registrant’s Telephone Number, Including Area Code)

Mark F. Travis
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Name and Address of Agent for Service)

Copies to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Shares of beneficial interest, no par value per share.
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Information Statement/Prospectus, Subject to Completion, Dated November 1, 2024

INTREPID CAPITAL MANAGEMENT FUNDS TRUST
1400 Marsh Landing Parkway
Suite 106
Jacksonville Beach, Florida 32250

November 1, 2024
Dear Intrepid Small Cap Fund Shareholder:
We are sending this information to you because you are a shareholder of the Intrepid Small Cap Fund, a series of Intrepid Capital Management Funds Trust (the “Company”).  The Board of Trustees (the “Trustees”) of the Company is pleased to announce the acquisition of the assets and liabilities of the Intrepid Small Cap Fund by the Intrepid Capital Fund.  We sometimes refer to each of the Intrepid Capital Fund and the Intrepid Small Cap Fund as a “Fund” and together, the “Funds”.
The acquisition, which is expected to become effective November 22, 2024, is described in more detail in the attached prospectus.  You should review the prospectus carefully and retain it for future reference.  In connection with this acquisition, we are not asking you for a proxy and you are requested not to send a proxy.
The Funds share similar investment objectives. The Intrepid Small Cap Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small capitalization companies. The Intrepid Capital Fund seeks long-term capital appreciation and high current income, by investing in a diversified portfolio of undervalued small and medium capitalization equity securities and high yield securities (also known as “junk bonds”). The two Funds have the same annual management fee of 1.00% (0.80% on assets under management in excess of $500 million), and the same distribution and service (12b-1) fee of 0.25% for Investor Class shares (and no such fee for Institutional Class shares). Approximately 32.1% of the portfolio securities of the Intrepid Small Cap Fund are also currently held by the Intrepid Capital Fund.
We anticipate that the acquisition will result in benefits to the shareholders of the Intrepid Small Cap Fund as discussed more fully in the prospectus.  As a general matter, we believe that the acquisition will provide a similar investment opportunity for the Intrepid Small Cap Fund shareholders.  In recommending the acquisition, the Trustees have considered, among other things, the investment objectives and investment policies of the Funds, the Intrepid Small Cap Fund’s prospects for future sales, the comparison of fees for the Funds and the pro forma combined Fund, the overlap of the securities held, or eligible to be held, by the Funds, the costs of the acquisition and the allocation thereof, and the intended tax-free nature of the acquisition, and the Trustees have concluded that the acquisition is in the best interests of the Funds.
Upon the acquisition of the Intrepid Small Cap Fund by the Intrepid Capital Fund, each shareholder of the Institutional Class shares and Investor Class shares of the Intrepid Small Cap Fund will receive Institutional Class shares or Investor Class shares, respectively, of the Intrepid Capital Fund, which have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s shares in the Intrepid Small Cap Fund.   The Intrepid Small Cap Fund would then terminate.  The shareholders of the Intrepid Small Cap Fund will not be assessed any sales charges or other shareholder fees in connection with the acquisition.
Sincerely,

/s/ Mark F. Travis

Mark F. Travis, President

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the acquisition described in the prospectus or the securities to be issued pursuant to the acquisition under the prospectus or determined if the prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.
________________________________
The enclosed prospectus is dated November 1, 2024 and is
first being mailed to shareholders on or about November 1, 2024.

INTREPID CAPITAL MANAGEMENT FUNDS TRUST
1400 Marsh Landing Parkway
Suite 106
Jacksonville Beach, Florida 32250

QUESTIONS AND ANSWERS
Dated:  November 1, 2024
Question 1:  What is this document and why did we send this document to you?
Answer:  The attached document is a prospectus that provides you with information about the acquisition (the “Acquisition”) of the assets and liabilities of the Investor Class shares and the Institutional Class shares of the Intrepid Small Cap Fund (the “Intrepid Small Cap Fund”), a series of Intrepid Capital Management Funds Trust (the “Company”), by the Intrepid Capital Fund (the “Intrepid Capital Fund”), another series of the Company with Investor Class shares and Institutional Class shares.  The Intrepid Small Cap Fund and the Intrepid Capital Fund are each a “Fund” and, collectively, the “Funds”. We are sending this information to you because you are a shareholder of the Intrepid Small Cap Fund.
On August 20, 2024, the Board of Trustees (the “Trustees”) of the Company approved and declared advisable the Acquisition of the Intrepid Small Cap Fund by the Intrepid Capital Fund.  The Acquisition does not require approval by shareholders of either Fund.  We are not asking you for a proxy and you are requested not to send a proxy.
Shareholders may contact the Company by writing to Intrepid Capital Management Funds Trust, 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, or by calling 1-866-996-FUND.

Question 2: How will the Acquisition work?
Answer:  The plan of acquisition and liquidation, dated as of November 1, 2024 (the “Plan”) provides for (1) the transfer of all the assets of the Intrepid Small Cap Fund to the Intrepid Capital Fund, (2) the assumption by the Intrepid Capital Fund of all the liabilities of the Intrepid Small Cap Fund, (3) the issuance to shareholders of the Intrepid Small Cap Fund of shares of the Intrepid Capital Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Intrepid Small Cap Fund in redemption of their shares of the Intrepid Small Cap Fund, and (4) the termination of the Intrepid Small Cap Fund.  As a result of the Acquisition, each shareholder of the Intrepid Small Cap Fund will become a shareholder of the Intrepid Capital Fund.
Shareholders of the Intrepid Small Cap Fund will not be assessed any sales charges or other shareholder fees in connection with the Acquisition.
Question 3: Why is the Acquisition taking place?
Answer:  After considering the recommendation of Intrepid Capital Management, Inc., the investment adviser to the Funds (the “Adviser”), the Trustees concluded that participation by the Intrepid Small Cap Fund in the Acquisition is in the best interests of the Intrepid Small Cap Fund and its shareholders.  In recommending the Acquisition, the Trustees have considered, among other things, the investment objectives and investment policies of the Funds, the Intrepid Small Cap Fund’s prospects for future sales, the comparison of fees for the Funds and the pro forma combined Fund, the overlap of the securities held, or eligible to be held, by the Funds, the costs of the acquisition and the allocation thereof, and the intended tax-free nature of the Acquisition. The two funds have the same annual management fee of 1.00%, (0.80% on assets under management in excess of $500 million) and the same distribution and service (12b-1) fee of 0.25% for Investor Class shares (and no such fee for Institutional Class shares).
Question 4:  When will the Acquisition take place?
Answer:  The Acquisition is expected to take place after the close of business on November 22, 2024.
Question 5:  Who will bear the expenses of the Acquisition?
Answer:  The expenses of the Acquisition will be borne by the Adviser regardless of whether the Acquisition is consummated, and the Adviser will not be reimbursed for any such expenses. Following the Acquisition, the Adviser anticipates that approximately 30% of the holdings of the Intrepid Small Cap Fund will be sold and re-invested into fixed income securities, and approximately 30% of the holdings of the Intrepid Small Cap Fund will be sold and re-invested into equity securities not currently held by the Small Cap Fund. The Adviser is currently evaluating which positions it intends to hold or sell after the Acquisition.  The Adviser believes that the capital loss carryforwards of the Intrepid Capital Fund will be sufficient to absorb any realized gains generated by repositioning trades following the Acquisition without triggering a capital gain distribution. The Fund, and not the Adviser, will pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that will result from the Intrepid Capital Fund rebalancing its portfolio following the Acquisition.  The Adviser does not expect the trading costs to be material.
Question 6:  Where can I find additional information about the Funds?
Answer:  Additional information about the Funds is available in the Statement of Additional Information (“SAI”) dated November 1, 2024 that has been filed with the Securities and Exchange Commission (“SEC”) in connection with this prospectus, along with the other documents identified below.  The SAI is incorporated by reference into this prospectus and accompanies this prospectus.
Information about the Funds is also contained in the following documents, which have been filed with the SEC and are incorporated by reference into this prospectus (this means that they are legally considered to be a part of this prospectus):
•	The current prospectus of the Intrepid Small Cap Fund and the Intrepid Capital Fund, dated January 31, 2024 (SEC Accession No. 0000894189-24-000504 and 1933 Act File No. 333-118634).
•
The current Statement of Additional Information of the Intrepid Small Cap Fund and the Intrepid Capital Fund, dated January 31, 2024 (SEC Accession No. 0000894189-24-000504 and 1933 Act File No. 333-118634).

•
The current Annual Report of the Intrepid Small Cap Fund and the Intrepid Capital Fund, for the fiscal year ended September 30, 2023 (SEC Accession No. 0000898531-23-000451 and 1940 Act File No. 811-21625).

•
The current Semi-Annual Report of the Intrepid Small Cap Fund and the Intrepid Capital Fund, for the reporting period ended March 31, 2024 (SEC Accession No. 0000898531-24-000232 and 1940 Act File No. 811-21625).

Copies of the SAI and the above-referenced documents are available upon request and without charge by writing to Intrepid Capital Management Funds Trust, 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, or by calling 1-866-996-FUND.
You may view or obtain documents from the SEC:
•	In person: at the SEC’s Public Reference Room in Washington, D.C., from 10:00 a.m. to 3:00 p.m. Eastern time, Monday through Friday
•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)
•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)
•	By electronic mail: publicinfo@sec.gov (duplicating fee required)
•	On the Internet: www.sec.gov

INTREPID CAPITAL MANAGEMENT FUNDS TRUST
1400 Marsh Landing Parkway
Suite 106
Jacksonville Beach, Florida 32250
 (904) 246-3433
INFORMATION STATEMENT/PROSPECTUS DATED NOVEMBER 1, 2024 For the Reorganization of Intrepid Small Cap Fund Into Intrepid Capital Fund

We are sending this information statement/prospectus (referred to herein as prospectus) to you because you are a shareholder of the Intrepid Small Cap Fund (the “Intrepid Small Cap Fund”), a series of Intrepid Capital Management Funds Trust (the “Company”).  The Board of Trustee (the “Trustees”) of the Company is pleased to announce the acquisition of the assets and liabilities of the Intrepid Small Cap Fund by the Intrepid Capital Fund (the “Intrepid Capital Fund”), another series of the Company.  We sometimes refer to each of the Intrepid Small Cap Fund and the Intrepid Capital Fund as a “Fund” and together, the “Funds”.
We are not asking you for a proxy and you are requested not to send a proxy.
The proposed acquisition will be effected pursuant to a plan of acquisition and liquidation (the “Plan”), which provides for (collectively, the “Reorganization”): (1) the transfer of all the assets of the Investor Class shares and the Institutional Class shares of Intrepid Small Cap Fund to the Intrepid Capital Fund for Investor Class shares and Institutional Class shares, respectively, of the Intrepid Capital Fund; (2) the assumption by the Intrepid Capital Fund of all the liabilities of the Intrepid Small Cap Fund; (3) the issuance to shareholders of the Intrepid Small Cap Fund of Investor Class shares and Institutional Class shares, as applicable, of the Intrepid Capital Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former Investor Class shares and Institutional Class shares of the Intrepid Small Cap Fund in redemption of their shares of the Intrepid Small Cap Fund; and (4) the termination of the Intrepid Small Cap Fund.  As a result of the Reorganization, each shareholder of the Intrepid Small Cap Fund will become a shareholder of the Intrepid Capital Fund.
The Intrepid Small Cap Fund and the Intrepid Capital Fund are each a series of the Company, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
This prospectus, which should be retained for future reference, sets forth concisely information about the Intrepid Capital Fund that investors should know before the Reorganization.  Additional information is contained in the following documents, which have been filed with the SEC and are incorporated by reference into this prospectus (this means that they are legally considered to be a part of this prospectus):
•	The Statement of Additional Information dated November 1, 2024, relating to the Plan, including financial statements, which accompanies this prospectus.
•	The current prospectus of the Intrepid Small Cap Fund and the Intrepid Capital Fund, dated January 31, 2024 (SEC Accession No. 0000894189-24-000504 and 1933 Act File No. 333-118634).
•
The current Statement of Additional Information of the Intrepid Small Cap Fund and the Intrepid Capital Fund, dated January 31, 2024 (SEC Accession No. 0000894189-24-000504 and 1933 Act File No. 333-118634).

•
The current Annual Report of the Intrepid Small Cap Fund and the Intrepid Capital Fund, for the fiscal year ended September 30, 2023 (SEC Accession No. 0000898531-23-000451 and 1940 Act File No. 811-21625).

•
The current Semi-Annual Report of the Intrepid Small Cap Fund and the Intrepid Capital Fund, for the reporting period ended March 31, 2024 (SEC Accession No. 0000898531-24-000232 and 1940 Act File No. 811-21625).

Copies of these documents are available upon request and without charge by writing to Intrepid Capital Management Funds Trust, 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, or by calling 1-866-996-FUND.
We are not asking you for a proxy or written consent, and you are requested not to send to us a proxy or written consent.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the prospectus or the securities to be issued pursuant to the reorganization under the prospectus or determined if the prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

PROSPECTUS TABLE OF CONTENTS
Page

I.	SYNOPSIS		1
	A.	Overview	1
	B.	Reasons for the Reorganization/Board Deliberations	1
	C.	The Proposed Plan and Resulting Reorganization	1
	D.	Comparison of the Intrepid Small Cap Fund and the Intrepid Capital Fund	2
		1. Investment Objectives and Principal Investment Policies	2
		2. Investment Advisory Services	2
		3. Distribution Services	2
		4. Purchase and Redemption Procedures	2
		5. Exchange Procedures	3
		6. Services Providers	3
	E.	Federal Tax Consequences of the Proposed Reorganization	3
II	PRINCIPAL RISK FACTORS		4
III.	COMPARISON FEE TABLE AND EXAMPLE		7
	A.	Fee Tables	7
	B.	Examples	8
IV	THE PROPOSED PLAN AND RESULTING REORGANIZATION		9
	A.	Summary of the Proposed Reorganization	9
	B.	Terms of the Plan	9
	C.	Description of the Intrepid Capital Fund Shares	10
	D.	Reasons for the Reorganization Consideration by the Board	10
	E.	Federal Income Tax Consequences	11
	F.	Comparison of Shareholder Rights	13
	G.	Capitalization	13
V.	INFORMATION ABOUT THE INTREPID SMALL CAP FUND AND THE INTREPID CAPITAL FUND		13
	A.	Investment Objective and Investment Strategies	13
	B.	Fees and Performance	15
	C.	Fund Management and Portfolio Advisers	15
	D.	Net Asset Value	15
	E.	Shares	17
	F.	Taxes, Dividends and Distributions	27
	G.	Financial Highlights Informations	28
VI.	ADDITIONAL INFORMATION		28
VII.	MISCELLANEOUS INFORMATION		29
	A.	Legal Matters	29
	B.	Experts	29
Exhibit A			1
Exhibit B			1
Exhibit C			1

I.	SYNOPSIS
A.	Overview
The following synopsis is a summary of certain information contained elsewhere in this prospectus, including documents incorporated by reference, as well as in the plan of acquisition and liquidation attached to this prospectus (the “Plan”).  This synopsis is qualified by reference to the more complete information contained herein as well as in the prospectus of the Intrepid Small Cap Fund (the “Intrepid Small Cap Fund”) and the Intrepid Capital Fund (the “Intrepid Capital Fund”), dated January 31, 2024, which includes information about the Funds, and in the Plan attached hereto as Exhibit A.  The transactions contemplated by the Plan (collectively the “Reorganization”) are described herein.  Shareholders should read the entire prospectus carefully.
The Intrepid Small Cap Fund and the Intrepid Capital Fund are each a series of Intrepid Capital Management Funds Trust (the “Company”).  We sometimes refer to each of the Intrepid Small Cap Fund and the Intrepid Capital Fund as a “Fund” and together, the “Funds”.
B.	Reasons for the Reorganization/Board Deliberations
The Funds’ investment adviser, Intrepid Capital Management, Inc. (the “Adviser”), recommended that the Trustees approve the Plan.  The Trustees considered the factors discussed below, among others, from the point of view of the interests of the shareholders of both Funds.  After careful consideration, the Trustees (including all Trustees who are not “interested persons” of the Funds, the Adviser or its affiliates) determined that Reorganization would be in the best interests of both Funds and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.  The Trustees have unanimously approved the Plan.
The Trustees considered, among other things:
•
Potential shareholder benefits, including the fact that the pro forma total annual fund operating expenses of the combined Fund is expected to be lower than the current total annual fund operating expenses of the Intrepid Small Cap Fund. The Trustees reviewed the estimated pro forma total annual fund operating expenses, concluding that the Reorganization is expected to lower total annual fund operating expenses for the shareholders of the Intrepid Small Cap Fund and the Intrepid Capital Fund. The Trustees noted that there is an expiring expense limitation for the Investor Class shares of the Intrepid Small Cap Fund that provides for lower net total annual fund operating expenses versus the pro forma combined Fund, but noted that it expires on January 31, 2025, and concluded that the shareholders of the Investor Class shares of the Intrepid Small Cap Fund would still benefit from lower total annual fund operating expense going forward.

•
The current asset level of the Funds and the combined pro forma asset level of the combined Fund. The Trustees concluded that by combining with the Intrepid Capital Fund, it is expected that the shareholders of both Funds will experience a decrease in total annual fund operating expenses, with both Funds benefitting from higher asset levels and lower total annual fund operating expenses.

•
The historical performance of the Funds. Both Funds have had positive performance, but the performance of the Intrepid Capital Fund has generally been better or comparable to that of the Intrepid Small Cap Fund’s performance over the reported periods. And the Trustees concluded that the Intrepid Small Cap Fund’s shareholders are expected to benefit from both lower total annual fund operating expenses and the potential for improved performance.

•
The investment objective and principal investment strategies of the Funds. The Trustees concluded that the Funds have similar investment objectives and principal investment strategies, and that the Reorganization will provide the Intrepid Small Cap Fund’s shareholders with a similar investment opportunity that has lower total annual fund operating expenses.

•
The Plan and the terms and conditions of the Reorganization. The Trustees concluded that the terms and conditions of the Reorganization are fair and reasonable for both of the Funds, noting that the Adviser will bear the costs of the Reorganization, which is beneficial for both of the Funds.

Also, the Trustees approved the Plan on behalf of the Intrepid Capital Fund.
The Adviser will pay all of the expenses related to the Reorganization, and will not be reimbursed for any such expenses.  The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the registration statement and printing and distribution of the prospectus, legal fees, accounting fees and securities registration fees.
C.	The Proposed Plan and Resulting Reorganization
The Plan provides for: (1) the transfer of all the assets of the Intrepid Small Cap Fund to the Intrepid Capital Fund, (2) the assumption by the Intrepid Capital Fund of all the liabilities of the Intrepid Small Cap Fund, (3) the issuance to shareholders of the Intrepid Small Cap Fund of shares of the Intrepid Capital Fund, equal in aggregate NAV to the NAV of their former shares of the Intrepid Small Cap Fund in redemption of their shares of the Intrepid Small Cap Fund, and (4) the termination of the Intrepid Small Cap Fund.  As a result of the Reorganization, each shareholder of the Intrepid Small Cap Fund will become a shareholder of the Intrepid Capital Fund.
No sales charges will be imposed on the shares of the Intrepid Capital Fund issued in connection with the Reorganization. As noted above, it is expected that the shareholders of Intrepid Capital Fund will experience a decrease in total annual fund operating expenses, with both Funds benefitting from higher asset levels and lower total annual fund operating expenses.
The Reorganization has been structured with the intention that it qualify for federal income tax purposes as a tax free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”).  It is therefore intended that shareholders generally will not recognize any gain or loss on the exchange of Intrepid Small Cap Fund shares for Intrepid Capital Fund shares for federal income tax purposes as a result of the Reorganization.

D.	Comparison of the Intrepid Small Cap Fund and the Intrepid Capital Fund
1.	Investment Objectives and Principal Investment Policies
The Funds share similar investment objectives. The Intrepid Small Cap Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small capitalization companies. The Intrepid Capital Fund seeks long-term capital appreciation and high current income, by investing in a diversified portfolio of undervalued small and medium capitalization equity securities and high yield securities (also known as “junk bonds”).
The Intrepid Capital Fund has no investment restriction material to its investment strategy that is materially different from any investment restriction that is material to the investment strategy of the Intrepid Small Cap Fund.
2.	Investment Advisory Services
Intrepid Capital Management, Inc., 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, serves as the investment adviser to both of the Funds.  The Intrepid Small Cap Fund pays the Adviser a monthly management fee based on its average daily net assets at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets and 0.80% of the Fund’s average daily net assets in excess of $500 million. The Intrepid Capital Fund pays the Adviser a monthly management fee based on its average daily net assets at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets and 0.80% of the Fund’s average daily net assets in excess of $500 million.
The Adviser performs substantially the same services for both of the Funds, and it is anticipated that following the Reorganization there will be no decrease in the performance level of the Adviser’s services. It is expected that the Adviser, which will benefit from the elimination of separate monitoring and administration of the Intrepid Small Cap Fund, will be able to concentrate more fully on the growth of the Intrepid Capital Fund, which is expected to have better near-term and long-term prospects for growth.
3.	Distribution Services
Quasar Distributors, LLC (“Quasar”), a subsidiary of Foreside Financial Group, LLC, acts as distributor for the Funds under a Distribution Agreement. Its principal business address is 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.  As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares.  As distributor, Quasar also provides certain administrative services.  Shares of the Funds are offered for sale on a continuous basis at NAV per share.  Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (FINRA).
4.	Purchase and Redemption Procedures
The purchase and redemption procedures for the Funds are the same.
Purchases and sales (redemptions) of shares of both the Funds are made at the NAV per share next determined after receipt of a complete and accurate purchase or redemption order by the Funds’ transfer agent.  Each of the Funds has a distribution and service (12b-1) fee of 0.25% for Investor Class shares, and no such fee for Institutional Class shares. A redemption fee of 2.00% of the amount of the redemption is generally applicable for shares held thirty (30) days or less. The redemption fee for the Intrepid Small Cap Fund is waived in light of the proposed Reorganization.
The Funds offer an automatic investment plan, whereby an existing shareholder may authorize the Funds to withdraw from his or her personal bank account on the schedule (e.g., monthly or quarterly) the shareholder selects. The minimum initial amount of investment in each Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares. Subsequent investments in the Investor Class or Institutional Class shares of a Fund may be made with a minimum investment of $100.
The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House members can be used for telephone transactions. Shares will be purchased at the NAV calculated on the day of your purchase order if your purchase order is received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time). The minimum amount that can be transferred by telephone is $100.

5.	Exchange Procedures
The exchange procedures for the Funds are the same.
Shares of each class of the Funds may be exchanged for shares in an identically registered account of the corresponding class of another Intrepid Fund at their relative NAVs (as long as you otherwise meet the investment minimum of that class), and the 2.00% redemption fee does not apply to exchanges between Funds. You may have a taxable gain or loss as a result of an exchange because an exchange is treated as a sale of shares for federal income tax purposes.
You may also exchange your shares to and from the First American Retail Prime Obligations Fund Class A (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable. Although the First American Fund is not affiliated with the Adviser, the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s current prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent at 1-866-996-FUND. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.
How to Exchange Shares
1.	Read this Prospectus carefully and, if applicable, the Prospectus of the First American Fund.
2.
Determine the number of shares or dollars you want to exchange and contact the Transfer Agent by telephone if you did not decline telephone options, or in writing. Please keep in mind that your telephone exchange is subject to a $100 minimum. If you are exchanging into the First American Fund, the minimum exchange amount to a new account is $2,500.

3.
Write to Intrepid Capital Management Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or call the Fund at 1-866-996-FUND. The Transfer Agent charges a $5.00 fee for each telephone exchange. There is no charge for a written exchange.

6.	Service Providers
The Funds have the same service providers, which will continue in their capacity after the Reorganization.
E.	Federal Tax Consequences of the Proposed Reorganization
It is intended that neither the Intrepid Small Cap Fund nor its shareholders will be required to recognize gain or loss as a result of the Reorganization, except for any rebalancing of the Intrepid Small Cap Fund’s portfolio that occurs prior to the Reorganization in connection with the Reorganization (the Adviser does not anticipate that any such rebalancing will occur; however, holdings of the Intrepid Small Cap Fund will be repositioned after the Acquisition as discussed more fully herein). Assuming that the Reorganization qualifies as a reorganization for U.S. federal income tax purposes (a “Tax-Free Reorganization”): (i) the aggregate tax basis of the shares of the Intrepid Capital Fund received by a shareholder of the Intrepid Small Cap Fund (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder’s shares of the Intrepid Small Cap Fund that are surrendered in exchange for such shares of the Intrepid Capital Fund; (ii) the holding period of the shares of the Intrepid Capital Fund received by a shareholder of the Intrepid Small Cap Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Intrepid Small Cap Fund surrendered by the shareholder in the exchange, provided that such shares of the Intrepid Small Cap Fund are held as capital assets by the shareholder at the time of the Reorganization; and (iii) the holding period and tax basis of each asset of the Intrepid Small Cap Fund in the hands of the Intrepid Capital Fund as a result of the Reorganization will be the same as the holding period and tax basis of each such asset in the hands of the Intrepid Small Cap Fund prior to the Reorganization.  It is a condition to the closing of the Reorganization that Foley & Lardner LLP, counsel to the Funds, issue an opinion to the Funds generally to the effect that the Reorganization qualifies as a Tax-Free Reorganization.  An opinion of counsel is not binding on the Internal Revenue Service (“IRS”).
Prior to the closing of the Reorganization, the Intrepid Small Cap Fund, if necessary, will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to such shareholders all of the Fund’s undistributed net taxable income and gain, which will include gain recognized by the Fund in connection with any rebalancing that occurs prior to the Reorganization. It is not anticipated that a significant portion of the assets of the Intrepid Small Cap Fund will be sold as a result of any such rebalancing.
At September 30, 2024, the Intrepid Small Cap Fund had long-term tax basis capital losses of $0 and short-term unlimited tax basis capital losses of $58,860, and short-term limited tax basis capital losses of $45,766 which may be carried forward to offset future capital gains. To the extent that the Intrepid Small Cap Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
At September 30, 2024, the Intrepid Capital Fund had long-term tax basis capital losses of $4,478,819 and short-term unlimited tax basis capital losses of $15,877,929, and short-term limited tax basis capital losses of $0.
After the Reorganization, the tax basis capital losses of the Intrepid Small Cap Fund will be available to the Intrepid Capital Fund to offset its capital gains, although the amount of offsetting losses in any given year will be limited.  As a result of this limitation, it is possible that the Intrepid Capital Fund may not be able to use these losses as rapidly as the Intrepid Small Cap Fund might have, and part of these losses may not be useable at all.  The ability of the Intrepid Capital Fund to utilize the Intrepid Small Cap Fund’s accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.

II.	PRINCIPAL RISK FACTORS
By investing in securities, the Funds may expose shareholders to certain market risks that could cause shareholders to lose money.  The principal risks are set for the below, and the risks are substantially similar for the two Fund other than as noted below.
•
Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•
General Market Risk; Recent Market Events: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments, and to the negative impact of any epidemic, pandemic or natural disaster that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.

The global pandemic caused by COVID-19 resulted in unprecedented volatility and a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Furthermore, the Russian military invasion of Ukraine in February 2022 and the resulting actions taken by the United States and European Union in levying broad economic sanctions against Russia could continue to have adverse effects on the price and liquidity of investments, which could adversely affect the financial markets, and therefore, Fund performance. Similarly, the recent conflict between Israel and Hamas in Gaza, and the threat of future hostilities in the broader Middle East region, may have similar adverse effects on market volatility and global economic growth which could adversely affect Fund performance.
•
Small and Medium Capitalization Company Risk (the Intrepid Small Cap Fund is not subject to Medium Capitalization Risk): The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities. Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk: The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk: Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s withdrawal from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
ADR Risk (Intrepid Small Cap Fund only): ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
Interest Rate Risk (Intrepid Capital Fund only): When interest rates rise, the value of previously-issued bonds and other debt securities decreases. Further, as interest rates rise after a period of historically low interest rates, it may cause potentially sudden and unpredictable effects on the markets and the Fund's investments, and therefore Fund performance may be adversely affected.

•
Debt/Fixed Income Securities Risk (Intrepid Capital Fund only): An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. With interest rates rising in the United States, the Fund may be subject to heightened interest rate risk. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. The administrator of the London Interbank Offered Rate (“LIBOR”) has phased out LIBOR such that after June 30, 2023, the overnight, 1‑month, 3‑month, 6‑month and 12‑month U.S. dollar LIBOR settings have ceased to be published or representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. These events and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that relied on LIBOR to determine interest rates.

•
Credit Risk (Intrepid Capital Fund only): The risk of investing in bonds and debt securities whose issuers may not be able to make interest and principal payments. In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.

•
High Yield Risk (Intrepid Capital Fund only): The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile. They are more likely to default than investment grade securities when adverse economic and business conditions are present, such as economic recession or periods of high interest rates.

•
Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•
Exchange-Traded Fund Risk: The risk of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

•
Changes in Tax Laws. All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.

III.	COMPARISON FEE TABLE AND EXAMPLE
A.	Fee Tables
The following table shows the Funds’ expense ratios and pro forma expense ratio of the combined Fund as of June 30, 2024 as a percentage of net assets. The two Funds have the same annual management fee of 1.00% (0.80% on assets under management in excess of $500 million), and the same distribution and service (12b-1) fee of 0.25% for Investor Class shares (and no such fee for Institutional Class shares). They differ only in the amount of “other expenses” that they incur.
	Investor Class Total Annual Fund Operating Expenses	Institutional Class Total Annual Fund Operating Expenses
Intrepid Small Cap Fund	2.02%	1.77%
Intrepid Capital Fund	1.98%	1.78%
Intrepid Capital Fund Pro Forma Combined	1.82%	1.59%
The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds. They compare the annual fund operating expenses, expressed as a percentage of net (“expense ratios”), of the Funds with the estimated (pro forma) expense ratio of the Intrepid Capital Fund assuming completion of the Reorganization. The tables allow you to compare the expenses of each Fund and estimates for the pro forma combined Fund in its first year following the Reorganization.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee(1)(as a percentage of amount redeemed on shares held for 30 days or less)	2.00%
Exchange Fee (as a percentage of amount exchanged on shares held for 30 days or less)	2.00%

(1)	The redemption fee for the Intrepid Small Cap Fund is waived in light of the proposed Reorganization.
Investor Class
	Intrepid Small Cap Fund	Intrepid Capital Fund	Intrepid Capital Fund Pro Forma Combined
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses(1)	0.77%	0.73%	0.57%
Total Annual Fund Operating Expenses(2)	2.02%	1.98%	1.82%

(1)	“Other Expenses” are based on estimated amounts.

(2)
The Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain amounts. However, these expense limitations for the Investor Class shares do not continue past January 31, 2025, and are therefore not reflected in the table above or in the expense examples. It is anticipated that the Adviser will continue the current expense limitation of 1.15% for the Investor Class shares of the Intrepid Capital Fund through January 31, 2026, which expense limitation is higher than the current expense limitation of 1.05% for the Investor Class of the Intrepid Small Cap Fund. On a pro forma basis, the 1.15% waiver results in Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of 1.41%, while the lower 1.05% waiver results in Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of 1.31%. A Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than the expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act, acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items), which are excluded from the calculation. Previously waived fees for the Intrepid Small Cap Fund will not be subject to recoupment.

Institutional Class
	Intrepid Small Cap Fund	Intrepid Capital Fund	Intrepid Capital Fund Pro Forma Combined
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses(1)	0.77%	0.78%	0.59%
Total Annual Fund Operating Expenses(2)	1.77%	1.78%	1.59%

(1)	“Other Expenses” are based on estimated amounts.
(2)
The Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain amounts. However, these expense limitations for the Institutional Class shares do not continue past January 31, 2025, and are therefore not reflected in the table above or in the expense examples. It is anticipated that the Adviser will continue the current expense limitation of 1.15% for the Institutional Class shares of the Intrepid Capital Fund through January 31, 2026, which is the same expense limitation for the Institutional Class shares of the Intrepid Small Cap Fund. On a pro forma basis, the 1.15% waiver results in Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of 1.16%. A Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than the expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act, acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items), which are excluded from the calculation. Previously waived fees for the Intrepid Small Cap Fund will not be subject to recoupment.

The projected post-Reorganization pro forma Annual Fund Operating Expenses presented above are based upon numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Adviser.
B.	Example
The example set forth below is intended to help you compare the cost of investing in the Intrepid Small Cap Fund with the cost of investing in the Intrepid Capital Fund.
The example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each Fund are those shown in the tables above and remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investor Class
	One Year	Three Years	Five Years	Ten Years
Intrepid Small Cap Fund	$205	$634	$1,088	$2,348
Intrepid Capital Fund	$201	$621	$1,068	$2,306
Intrepid Capital Pro Forma Combined	$185	$573	$985	$2,137

Institutional Class
	One Year	Three Years	Five Years	Ten Years
Intrepid Small Cap Fund	$180	$557	$959	$2,084
Intrepid Capital Fund	$181	$560	$964	$2,095
Intrepid Capital Pro Forma Combined	$162	$502	$866	$1,889
The projected examples presented above are based upon numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Adviser.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION
The following is a summary of key information concerning the proposed Reorganization.  Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this prospectus as Exhibit A, and in the documents incorporated by reference into this prospectus.
A.	Summary of the Proposed Reorganization
The Plan provides for (1) the transfer of all the assets of the Intrepid Small Cap Fund to the Intrepid Capital Fund, (2) the assumption by the Intrepid Capital Fund of all the liabilities of the Intrepid Small Cap Fund, (3) the issuance to shareholders of the Intrepid Small Cap Fund of Investor Class shares and Institutional Class shares of the Intrepid Capital Fund, equal in aggregate NAV to the NAV of their former Investor Class shares and Institutional Class shares of the Intrepid Small Cap Fund in redemption of their shares of the Intrepid Small Cap Fund, and (4) the termination of the Intrepid Small Cap Fund.
Shareholders of the Intrepid Small Cap Fund will not be assessed any sales charges or other shareholder fees in connection with the Reorganization.
B.	Terms of the Plan
As provided in the Plan, the Intrepid Capital Fund will acquire all the assets and assume all the liabilities, expenses, and obligations of the Intrepid Small Cap Fund at the effective time of the Reorganization (the “Effective Time”).  In return, the Intrepid Capital Fund will issue, and the Intrepid Small Cap Fund will distribute to its shareholders, a number of full and fractional Investor Class shares and Institutional Class shares of the Intrepid Capital Fund, determined by dividing the net value of all the assets of each Class of the Intrepid Small Cap Fund by the NAV of one share of the applicable Class of the Intrepid Capital Fund.  For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Fund.  The Plan provides that each shareholder of the Intrepid Small Cap Fund will be issued shares of the Intrepid Capital Fund corresponding to the aggregate NAV of the Intrepid Small Cap Fund shares that the shareholder holds of record at the Effective Time.
Following the distribution of the Intrepid Capital Fund shares in full liquidation of the Intrepid Small Cap Fund, the Intrepid Small Cap Fund will wind up its affairs and terminate as soon as is reasonably possible after the Reorganization.
The projected expenses of the Reorganization will be borne by the Adviser regardless of whether the Acquisition is consummated, and the Adviser will not be reimbursed for any such expenses. The Adviser will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Intrepid Capital Fund rebalancing its portfolio in the ordinary course following the Reorganization.
Under applicable legal and regulatory requirements, none of the Intrepid Small Cap Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, namely, to demand the fair value of their shares in connection with the Reorganization. Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any shareholder of the Intrepid Small Cap Fund may redeem their shares prior to the Reorganization.
Completion of the Reorganization is subject to certain conditions set forth in the Plan. The Trustees may terminate the Plan under certain circumstances. Among other circumstances, the Trustees may terminate the Plan upon a determination that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.
A copy of the Plan for the Reorganization is attached as Exhibit A.

C.	Description of the Intrepid Capital Fund Shares
Each Intrepid Capital Fund share issued to Intrepid Small Cap Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights.  The Intrepid Capital Fund shares will be sold and redeemed based upon the NAV of the Intrepid Capital Fund next determined after receipt of the purchase or redemption request, as described herein and in the Funds’ prospectus.
D.	Reasons for the Reorganization Considered by the Board
The Adviser recommended that the Trustees approve the proposed Plan and Reorganization. Before making this recommendation, the Adviser discussed alternatives for the Intrepid Small Cap Fund with the Trustees, including staying the course, selling the Intrepid Small Cap Fund, and liquidating the Intrepid Small Cap Fund. After assessing each of these alternatives, the Trustees concluded that they did not believe any of the alternatives would provide the Intrepid Small Cap Fund and its shareholders a better outcome than the Reorganization. In the event the Reorganization is not consummated, the Trustees will reconsider the other alternatives.
In making this determination, the Trustees considered the factors discussed below from the point of view of the interests of both Funds and their shareholders.  After careful consideration, the Trustees (including all Trustees who are not “interested persons” of the Funds, the Adviser or its affiliates) determined that the Reorganization would be in the best interests of both Funds and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.  The Trustees have unanimously approved the Plan and the Reorganization.
The Trustees considered, among other things:
•
Potential shareholder benefits, including the fact that the pro forma total annual fund operating expenses of the combined Fund is expected to be lower than the current total annual fund operating expenses of the Intrepid Small Cap Fund. The Trustees reviewed the estimated pro forma total annual fund operating expenses, concluding that the Reorganization is expected to lower total annual fund operating expenses for the shareholders of the Intrepid Small Cap Fund and the Intrepid Capital Fund. The Trustees noted that there is an expiring expense limitation for the Investor Class shares of the Intrepid Small Cap Fund that provides for lower net total annual fund operating expenses versus the pro forma combined Fund, but noted that it expires on January 31, 2025, and concluded that the shareholders of the Investor Class shares of the Intrepid Small Cap Fund would still benefit from lower total annual fund operating expense going forward.

•
The current asset level of the Funds and the combined pro forma asset level of the combined Fund. The Trustees concluded that by combining with the Intrepid Capital Fund, it is expected that the shareholders of both Funds will experience a decrease in total annual fund operating expenses, with both Funds benefitting from higher asset levels and lower total annual fund operating expenses.

•
The historical performance of the Funds. Both Funds have had positive performance, but the performance of the Intrepid Capital Fund has generally been better or comparable to that of the Intrepid Small Cap Fund’s performance over the reported periods. And the Trustees concluded that the Intrepid Small Cap Fund’s shareholders are expected to benefit from both lower total annual fund operating expenses and the potential for improved performance.

•
The investment objective and principal investment strategies of the Funds. The Trustees concluded that the Funds have similar investment objectives and principal investment strategies, and that the Reorganization will provide the Intrepid Small Cap Fund’s shareholders with a similar investment opportunity that has lower total annual fund operating expenses.

•
The Plan and the terms and conditions of the Reorganization. The Trustees concluded that the terms and conditions of the Reorganization are fair and reasonable for both of the Funds, noting that the Adviser will bear the costs of the Reorganization, which is beneficial for both of the Funds.

•
Whether the Reorganization would result in the dilution of shareholders’ interests. The Trustees concluded that the Reorganization is not expected to result in the dilution of shareholders’ interests, ensuring that the shareholders of both of the Funds are protected.

•
The fact that no changes in service providers would result from the Reorganization. The Trustees noted that the Funds have the same service providers, and the shareholders of the Intrepid Small Cap Fund will not experience any decrease in the performance level of the service providers as a result of the Reorganization.

•
The benefits of the Reorganization to the Adviser, which will benefit from the elimination of separate monitoring and administration of the Intrepid Small Cap Fund. The Trustees concluded that it would be beneficial for the Adviser to be able to concentrate more fully on the growth of the Intrepid Capital Fund, which is expected to have better near-term and long-term prospects for growth.

•
The fact that the Intrepid Capital Fund will assume all the liabilities, expenses and obligations of the Intrepid Small Cap Fund. The Trustees concluded that no liabilities, expenses or obligations of the Intrepid Small Cap Fund would be imposed on the shareholders of the Fund.

•
The expected federal income tax consequences of the Reorganization. The Trustees concluded that it was beneficial to the shareholders of the Intrepid Small Cap Fund that could be placed in an investment with lower total annual fund operating expenses without negative federal income tax consequences. Namely, it is expected that shareholders generally will not recognize any gain or loss on the exchange of Intrepid Small Cap Fund shares for Intrepid Capital Fund shares for federal income tax purposes as a result of the Reorganization.

•
The investors in the Intrepid Small Cap Fund would no longer have an investment focused primarily on small capitalization companies. The Trustees noted that the Intrepid Capital Fund is expected to continue to hold a significant number of small capitalization companies (approximately 32.1% of the portfolio securities of the Intrepid Small Cap Fund are also currently held by the Intrepid Capital Fund), and they concluded that the benefit of both lower total annual fund operating expenses and the potential for improved performance benefits outweighed this factor.

•
The expenses of the Reorganization, and the fact that these would be borne by the Adviser, without reimbursement of any such expenses. The Trustees concluded that the fact that the Adviser will bear the costs of the Reorganization is beneficial for both of the Funds.

Also, the Trustees approved the Plan on behalf of the Intrepid Capital Fund.
E.	Federal Income Tax Consequences
The following discussion summarizes certain U.S. federal income tax consequences of the Reorganization.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign income tax or any other tax consequences of the Reorganization.
Tax Treatment
An Intrepid Small Cap Fund shareholder’s tax treatment may vary depending on such shareholder’s particular situation.  Shareholders may also be subject to special rules not discussed below if such shareholder is a certain kind of shareholder, including, but not limited to, any of the following: (i) an insurance company; (ii) a tax-exempt organization; (iii) a financial institution or broker-dealer; (iv) a person who is neither a citizen nor resident of the United States nor an entity organized under the laws of the United States or a political subdivision thereof; (v) a shareholder who holds the Intrepid Small Cap Fund shares as part of a hedge, straddle, or conversion transaction; (vi) a person who does not hold the Intrepid Small Cap Fund shares as capital assets at the time of the Reorganization; (vii) a holder of the Intrepid Small Cap Fund shares through a tax-deferred account; (viii) a private foundation; or (ix) an entity taxable as a partnership for U.S. federal income tax purposes or an investor in such an entity.
The Funds have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization or any related transaction.  The IRS could adopt positions contrary to those discussed below, and such positions could be sustained.  Shareholders are urged to consult with their own tax advisers and financial planners as to the particular tax consequences to them of the Reorganization, including the applicability and effect of any state, local, or foreign laws and the effect of possible changes in applicable tax laws.
Qualification of the Reorganization as Tax-Free Reorganization
The obligation of the Funds to consummate the Reorganization is contingent upon the Funds’ receipt of an opinion from Foley & Lardner LLP, counsel to the Funds, to the effect that the Reorganization will qualify as a Tax-Free Reorganization.  It is intended that neither the Intrepid Small Cap Fund nor its shareholders will be required to recognize gain or loss as a result of the Reorganization, except for rebalancing of the Intrepid Small Cap Fund’s portfolio that occurs prior to the Reorganization in connection with the Reorganization (the Adviser does not anticipate that any such rebalancing will occur; however, holdings of the Intrepid Small Cap Fund will be repositioned after the Acquisition as discussed more fully herein).
Assuming that the Reorganization qualifies as a Tax-Free Reorganization for U.S. federal income tax purposes: (i) the aggregate tax basis of the shares of the Intrepid Capital Fund received by a shareholder of the Intrepid Small Cap Fund (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder’s shares of the Intrepid Small Cap Fund that are surrendered in exchange for such shares of the Intrepid Capital Fund; (ii) the holding period of the shares of the Intrepid Capital Fund received by a shareholder of the Intrepid Small Cap Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Intrepid Small Cap Fund surrendered by the shareholder in the exchange, provided that such shares of the Intrepid Small Cap Fund are held as capital assets by the shareholder at the time of the Reorganization; and (iii) the holding period and tax basis of each asset of the Intrepid Small Cap Fund in the hands of the Intrepid Capital Fund as a result of the Reorganization will be the same as the holding period and tax basis of each such asset in the hands of the Intrepid Small Cap Fund prior to the Reorganization.

The Funds have not made any investigation as to the state, local, or foreign tax consequences of the Reorganization to the Intrepid Small Cap Fund and its shareholders.  The opinion of Foley & Lardner LLP is not binding on the IRS and does not preclude the IRS from adopting a contrary position.  Their opinion will be based on then-existing law, will be subject to certain assumptions, qualifications, and exclusions, and will be based in part on the truth and accuracy of certain representations by the Funds.  Moreover, the opinion will be based upon certain assumptions and representations of the Funds.  If any of these representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.
Shareholders should consult their own tax advisers concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state, or local income tax consequences.
The Reorganization is expected to result in a substantial limitation on the ability to use any capital loss carryforwards of the Intrepid Small Cap Fund and any unrealized capital losses (once realized) inherent in the tax basis of the assets of the Funds, in each case for U.S. federal income tax purposes.  These limitations would increase taxable distributions to the Intrepid Capital Fund’s shareholders.
At September 30, 2024, the Intrepid Small Cap Fund had long-term tax basis capital losses of $0 and short-term unlimited tax basis capital losses of $58,860, and short-term limited tax basis capital losses of $45,766 which may be carried forward to offset future capital gains. These amounts will change as of the Reorganization date. To the extent that the Intrepid Small Cap Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
At September 30, 2024, the Intrepid Capital Fund had long-term tax basis capital losses of $4,478,819 and short-term unlimited tax basis capital losses of $15,877,929, and short-term limited tax basis capital losses of $0. These amounts will change as of the Reorganization date. To the extent that the Intrepid Capital Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
After the Reorganization, the tax basis capital losses of the Intrepid Small Cap Fund will be available to the Intrepid Capital Fund to offset its capital gains, although the amount of offsetting losses in any given year will be limited.  As a result of this limitation, it is possible that the Intrepid Capital Fund may not be able to use these losses as rapidly as the Intrepid Small Cap Fund might have, and part of these losses may not be useable at all.  The ability of the Intrepid Capital Fund to utilize the Intrepid Small Cap Fund’s accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.
Furthermore, in addition to the other limitations on the use of losses, Section 381 of the Code prescribes that, for the taxable year of the Reorganization, only that percentage of the Intrepid Capital Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) equal to the percentage of its year that remains following the Reorganization can be reduced by the Intrepid Capital Fund’s capital loss carryforwards (as otherwise limited, as described above).
Shareholders of the Intrepid Small Cap Fund may redeem their shares at any time prior to the closing of the Reorganization.  Generally, such redemption would be a taxable transaction.  Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and foreign tax laws.
It is not anticipated that a substantial portion of the securities held by the Intrepid Small Cap Fund will be sold prior to the Reorganization to rebalance it and align the securities portfolio of the Intrepid Small Cap Fund with the securities portfolio of the Intrepid Capital Fund.  Any such rebalancing could result in additional portfolio transaction costs to the Intrepid Small Cap Fund and increased taxable distributions to shareholders of the Intrepid Small Cap Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Intrepid Small Cap Fund’s basis in such assets.  Any net realized capital gain from sales that occur prior to the Reorganization will be distributed to the Intrepid Small Cap Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryovers), and such distributions will be taxable to shareholders.  This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Intrepid Capital Fund following the Reorganization in connection with its normal investment operations.
As noted above, the Adviser does not anticipate making any material repositioning changes in the Intrepid Small Cap Fund prior to and in connection with the Reorganization.  After the Reorganization, it is expected that approximately 30% of the holdings of the Intrepid Small Cap Fund will be sold and re-invested into fixed income securities, and approximately 30% of the holdings of the Intrepid Small Cap Fund will be sold and re-invested into equity securities not currently held by the Small Cap Fund at the time of the Acquisition. The Adviser is currently evaluating which positions it intends to hold or sell after the Reorganization. As of October 21, 2024, the Intrepid Small Cap Fund had an unrealized capital gain of $13.1 million, implying the realization of approximately $7.2 - $9.8 million of capital gains if sales were executed ratably across the portfolio. The Intrepid Capital Fund had capital loss carryforwards totaling $20.1 million as of September 30, 2024, which the Adviser believes will be sufficient to absorb any realized gains generated by repositioning trades following the Reorganization without triggering a capital gain distribution.  Changes in positioning and related tax impacts are good faith estimates that are subject to change based on shifts in market conditions or the judgement of the Adviser.

F.	Comparison of Shareholder Rights
There are no differences in the rights of shareholders of the Intrepid Small Cap Fund versus the rights of shareholders of the Intrepid Capital Fund, as they are both series of the Company.  The Company is a Maryland corporation.
G.	Capitalization
The capitalization of the Intrepid Small Cap Fund and the Intrepid Capital Fund as of September 30, 2024 and the combined Fund’s pro forma capitalization after giving effect to the Reorganization are set forth in the following table.  The table does not show the actual combined aggregate net assets or number of shares of the Intrepid Capital Fund to be issued in connection with the Reorganization, as this will depend upon the NAV and number of shares outstanding of the Intrepid Small Cap Fund at the Effective Time. The aggregate net assets of the Intrepid Small Cap Fund are $39,114,832, and the aggregate net assets of the Intrepid Capital Fund are $47,415,993.
Investor Class
	Intrepid Small Cap Fund	Intrepid Capital Fund	Pro Forma Adjustments	Pro Forma Combined
Aggregate Net Assets	$23,783,110	$12,515,446	--	$36,298,556
Shares Outstanding	1,460,233	1,025,033	487,940(1)	2,973,206
Net Asset Value Per Share	$16.29	$12.21	--	$12.21

Institutional Class
	Intrepid Small Cap Fund	Intrepid Capital Fund	Pro Forma Adjustments	Pro Forma Combined
Aggregate Net Assets	$15,331,722	$34,900,547	--	$50,232,269
Shares Outstanding	909,630	2,844,621	339,536(1)	4,093,787
Net Asset Value Per Share	$16.85	$12.27	--	$12.27
(1)
The pro forma adjustment to shares outstanding represents the difference between the number of shares of the Intrepid Capital Fund that the Intrepid Small Cap Fund shareholders will receive and the number of Intrepid Small Cap Fund shares outstanding.

V.	INFORMATION ABOUT THE INTREPID SMALL CAP FUND AND THE INTREPID CAPITAL FUND
A.	Investment Objective and Investment Strategies
The Intrepid Small Cap Fund and the Intrepid Capital Fund have similar investment objectives and investment strategies.
Intrepid Small Cap Fund
The Intrepid Small Cap Fund seeks long-term capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small capitalization companies. The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the higher of the Morningstar Small Cap Index or the S&P SmallCap 600® Index during the most recent 12 months. For the 12 months ended December 31, 2023 this limit was approximately $22 billion. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, ETFs and foreign securities, which include ADRs.
The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security. The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications. The Fund may engage in short-term trading.

Intrepid Capital Fund
The Intrepid Capital Fund seeks long-term capital appreciation and high current income. Under normal conditions, the Fund invests primarily in a diversified portfolio of undervalued small and medium capitalization (i.e., less than $25 billion of market capitalization) equity securities and high yield securities (also known as “junk bonds”). The Fund believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depository Receipts (“ADRs”).
The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.
The Fund’s investments in high yield securities (also known as “junk bonds”) will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security’s price sensitivity, taking into account a debt security’s cash flows over time. For example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point.
The Intrepid Capital Fund has no investment restriction material to its investment strategy that is materially different from any investment restriction that is material to the investment strategy of the Intrepid Small Cap Fund.
Other Information
For a discussion of the Funds’ principal risks, see the discussion above under Section II, “Principal Risk Factors.”
In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval.  An investment objective is not a guarantee.
If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”).   The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the prospectus limitations applicable to the Fund or to meet redemption requests.

B.	Fees and Performance
For a discussion of the Funds’ fees and expenses, see the discussion above under Section III, “Comparison Fee Table and Example.”  Each Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.   A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect a Fund’s performance.  During the most recent fiscal year, the Intrepid Small Cap Fund’s portfolio turnover rate was 40% of the average value of its portfolio.  During the most recent fiscal year, the Intrepid Capital Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
The performance of the Intrepid Small Cap Fund and the Intrepid Capital Fund is attached hereto as Exhibit B.  The performance information found on the attached Exhibit provides some indication of the risks of investing in the Intrepid Small Cap Fund and the Intrepid Capital Fund by showing changes in their performance from year to year and how the Funds’ average annual returns compare with those of benchmark indices.  The Funds’ past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
C.	Fund Management and Portfolio Advisers
Adviser.  Intrepid Capital Management, Inc. is the investment Adviser of the Funds.  The Adviser’s address is 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250.
The Adviser furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.
Portfolio Manager.  Mark Travis, Hunter Hayes, Matt Parker and Joe Van Cavage are responsible for the day-to-day management of the Intrepid Capital Fund. Hunter Hayes, Matt Parker and Joe Van Cavage are responsible for the day-to-day management of the Intrepid Small Cap Fund. Additional information about the Portfolio Managers is available in the Statement of Additional Information (“SAI”) dated November 1, 2024 that has been filed with the SEC in connection with this prospectus.
Management Fee.  For its services, each of the Funds pay the Adviser a monthly management fee based upon its average daily net assets.  Both Intrepid Small Cap Fund and the Intrepid Capital Fund pay an advisory fee equal to 1.00%.
A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Adviser is available in the Form N-CSR of the Intrepid Funds for the period ended March 31, 2024.
Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.   If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
D.	Net Asset Value
The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. If the NYSE is not open, then the Funds do not determine their NAV, and investors may not purchase or redeem shares of the Funds. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergencies. If the NYSE closes early on a valuation day, the Funds shall determine their NAV as of that time. The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day. On days when the NYSE is not open for trading the entire day, a Fund may, but is not obligated to, determine its NAV.

The per share NAV of a Fund is determined by dividing the value of the Fund’s net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time. Due to the fact that different expenses are charged to the Institutional Class and Investor Class of the Funds, the NAV of the two classes of a Fund may vary. In determining the NAV of each Fund’s shares, securities that are listed on national securities exchanges (other than NASDAQ® as defined below) are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the NASDAQ® Global Select Market, NASDAQ® Global Market or the NASDAQ® Capital MarketSM (collectively “NASDAQ® traded securities”) are valued at the NASDAQ® Official Closing Price (“NOCP”).
The Board of Trustees has appointed the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act, to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. For example, if there are no sales on a given day for securities traded on an exchange, the security will be priced at the mean between the current ask an bid prices; provided, however, that in the event the spread between the bid and offer is so large that in the judgment of the Adviser using the mean would overstate the value of a security, the Adviser shall determine the fair value of such security. If there is not a NOCP for a security traded on NASDAQ® or a sale price available for an over-the-counter security, the security will be priced at the mean between the current ask and bid prices; provided however, that in the event the spread between the bid and offer is so large that in the judgement of the Adviser using the mean would overstate the value of a security, the Adviser shall determine the fair value of such security.
Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV). Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.
Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates.
Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.
Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended or primary market is closed; and (d) securities whose value has been impacted by a significant event that occurred before the close of the NYSE but after the close of the securities’ primary markets.
Any securities or other assets for which there are no readily available market quotations and other assets will be valued at their fair value as determined by the Adviser, as the valuation designee. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. In determining fair value, the Adviser considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Adviser utilizes a service provided by an independent third party to assist in fair valuation of certain securities.
A Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open.  If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

E.	Shares
Share Prices of the Funds

The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. If the NYSE is not open, then the Funds do not determine their NAV, and investors may not purchase or redeem shares of the Funds. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergencies. If the NYSE closes early on a valuation day, the Funds shall determine their NAV as of that time. The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day. On days when the NYSE is not open for trading the entire day, a Fund may, but is not obligated to, determine its NAV.
The per share NAV of a Fund is determined by dividing the value of the Fund’s net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time. Due to the fact that different expenses are charged to the Institutional Class and Investor Class of the Funds, the NAV of the two classes of a Fund may vary. In determining the NAV of each Fund’s shares, securities that are listed on national securities exchanges (other than NASDAQ® as defined below) are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the NASDAQ® Global Select Market, NASDAQ® Global Market or the NASDAQ® Capital MarketSM (collectively “NASDAQ® traded securities”) are valued at the NASDAQ® Official Closing Price (“NOCP”).
The Board of Trustees has appointed the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act, to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. For example, if there are no sales on a given day for securities traded on an exchange, the security will be priced at the mean between the current ask an bid prices; provided, however, that in the event the spread between the bid and offer is so large that in the judgment of the Adviser using the mean would overstate the value of a security, the Adviser shall determine the fair value of such security. If there is not a NOCP for a security traded on NASDAQ® or a sale price available for an over-the-counter security, the security will be priced at the mean between the current ask and bid prices; provided however, that in the event the spread between the bid and offer is so large that in the judgement of the Adviser using the mean would overstate the value of a security, the Adviser shall determine the fair value of such security.
The Funds will process purchase orders, redemption orders and exchange orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  The Funds will process purchase orders, redemption orders and exchange orders that they receive in good order after the close of regular trading at the NAV calculated on the next day the NYSE is open.  A purchase, redemption or exchange order is in “good order” when a Fund or your servicing agent receives properly completed and signed documents.

Purchasing Shares

Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Subsequent purchases and redemptions may be made by visiting the Funds’ website at www.intrepidcapitalfunds.com. Transactions will only occur on days the New York Stock Exchange is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in a Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares (except as noted in the next sentence).

Tax Information

The Funds’ distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case such distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Ask your advisor or visit your financial intermediary’s website for more information.

Mail the application and check to:

By First Class Mail	By Overnight or Express Mail

Intrepid Capital Management Funds Trust c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Intrepid Capital Management Funds Trust c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202-5207
Please do not mail letters by overnight delivery service to the Post Office Box address.
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Wire

6.
If you are making your first investment in the Funds by wire, please call 1-866-996-FUND before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile. You can mail or overnight deliver your completed application to the Transfer Agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include the name of the Fund, your name, and your account number so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For Credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
(name of Intrepid Fund) (add class, either Investor or Institutional)
(your name and account number)

Subsequent Investments by Wire

7.	Please call 1-866-996-FUND before you wire funds in order to advise the Transfer Agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Please remember that U.S. Bank N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Purchases from Other Servicing Agents
Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three-day settlement basis.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer. Servicing Agents may:

●
Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirements.

●	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

●	Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

●
Be allowed to purchase shares by telephone with payment to follow within seven days. If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.

●
Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf). If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, including fee information and procedures for purchasing and selling shares of a Fund. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, the Servicing Agent may be held liable for any resulting fees or losses.

How to make Subsequent Investments in the Funds

Mail or Wire

To make a subsequent investment in a Fund, see the instructions above under “How to Open an Account and Make Purchases by Mail and Wire.”

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on your application or call the Transfer Agent at 1-866-996-FUND for additional information.  Any request to change or terminate your AIP should be submitted to the Transfer Agent five (5) days prior to the effective date.

Telephone Purchases

Unless declined on your New Account Application, the telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. This option will become effective approximately seven business days after the application form is received by the Transfer Agent. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds’ shares. Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received provided your telephone order is received by or prior to market close. Telephone purchases may be made by calling 1-866-996-FUND. Please allow sufficient time to place your telephone transaction. Once your telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Internet Purchases

After your account is established, you may set up a password by logging onto the Funds’ website (www.intrepidcapitalfunds.com).  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network.  Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member.  You must have indicated on your application that telephone transactions are authorized and also have provided a voided check or savings deposit slip with which to establish your bank account instructions in order to complete Internet transactions.

For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.  If an account has more than one owner or authorized person, the Funds will accept Internet instructions from any one owner or authorized person.

Telephone and Electronic Transactions

During periods of high market activity, shareholders may encounter higher than usual call waits.  Further, it may be difficult to reach the Funds by telephone or via the Internet during periods of unusual market activity.  Please allow sufficient time to place your telephone transaction.  If you are unable to reach a representative by telephone, you may have to send written instructions.

Neither the Funds nor the Transfer Agent will be liable for following instructions for telephone or Internet transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the instructions, but may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification or personalized security codes or other information prior to acting upon the telephone or Internet instructions and recording all telephone calls.

Once a telephone or Internet transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Funds will accept telephone and Internet instructions from any one owner or authorized person.

Other Information about Purchasing Shares of the Funds

The Funds may reject any purchase order for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.
Shares of the Funds may be offered to only U.S. citizens and U.S. resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens. As noted, investors generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.
The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.
The Funds offer an Automatic Investment Plan (“AIP”) allowing shareholders to make purchases of shares on a regular and convenient basis. The minimum purchase for an AIP is $100. You may select the day of the month, either monthly or quarterly, on which you would like your automatic investment to occur. To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent. The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request. The AIP may be modified or terminated by the Funds at any time. Investors should submit modifications or terminations by calling 1‑866-996-FUND five days prior to effective date. Please call if you have any additional questions about establishing an AIP.
If you have elected an AIP, wire redemption, electronic funds transfer (“EFT”) purchases, EFT redemptions or a systematic withdrawal plan (see “Other Redemption Considerations” below), please include (attach) a voided check or savings deposit slip with your application. The Fund is unable to debit or credit mutual fund or pass-through accounts. Please contact your financial institution to determine if it participates in the ACH system.
The Funds also offer the following retirement plans:
•	Traditional IRA
•	Roth IRA
•	SEP-IRA
•	SIMPlE-IRA
•	Coverdell Education Savings Account

Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND. The Funds recommend that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.

Redeeming and Exchanging Shares

Each Fund imposes a 2% redemption fee on the value of shares redeemed 30 days or less after purchase. The 2% redemption fee does not apply to exchanges between the Funds, and the redemption fee for the Intrepid Small Cap Fund is waived in light of the proposed Reorganization. The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan and systematic exchange plans. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

How to Redeem Fund Shares

Redeeming Shares In Writing:

1.	Prepare a letter of instruction containing:
•	The name and class of the Fund(s);
•	Account number(s);
•	The amount of money or number of shares being redeemed;
•	The name(s) on the account; and
•	Daytime phone number.

The Funds may require additional information for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds’ Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.
2.	Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.
3.	Have the signatures guaranteed by a Medallion program member or a non-Medallion program member in the following situations:
•	When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•	The redemption request is in excess of $100,000;
•	When redemption proceeds are sent or payable to any person, address or bank account not on record; or
•	If ownership on your account is being changed.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. The Funds, at their sole discretion, may waive the signature guarantee requirements in certain instances.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notarized signature is not an acceptable signature guarantee.

4.	Send the letter of instruction to:
By First Class Mail	By Overnight or Express Mail

Intrepid Capital Management Funds Trust c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Intrepid Capital Management Funds Trust c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

How to Sell Shares by Telephone:

1.	You may redeem a minimum of $100 and up to $100,000 by telephone unless you declined this option on your New Account Application.
2.	Assemble the same information that you would include in the letter of instruction for a written redemption request.
3.	Call the Transfer Agent at 1-866-996-FUND. Please do not call the Funds or the Adviser.
4.	Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

How to Sell Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price
The redemption price per share you receive for redemption requests is the next determined NAV after:
•	The Transfer Agent receives your written request in good order with all required information; or
•	The Transfer Agent receives your authorized telephone request in good order with all required information.

If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds

•
For those shareholders who redeem shares by mail, the Transfer Agent will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

•
For those shareholders who redeem by telephone, the Transfer Agent will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. The Transfer Agent generally wires redemption proceeds on the business day following the calculation of the redemption price. There is a $15 fee for each wire transfer. Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder’s financial institution is a member. There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption. However, the Funds may direct the Transfer Agent to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

•
For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures, typically no later than the seventh day after the redemption request.

•
The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions.

•
The Funds reserve the right to redeem in-kind as described under “Other Redemption Considerations” below. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. In-kind redemptions may be in the form of pro-rata slices of a Fund’s portfolio, individual securities or a representative basket of securities. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash and may incur transaction expenses in converting these securities to cash. The Funds have in place a line of credit that may be used to meet redemption requests during regular or stressed market conditions

Other Redemption Considerations
The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually. Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network. For the Intrepid Capital Fund and Intrepid Small Cap Fund, to establish a SWP, your account must have a value of at least $10,000 for Investor Class shares ($350,000 for the Institutional Class shares), and the minimum amount that may be withdrawn each month, quarter or year is $100. The SWP may be terminated or modified by the Funds at any time. The shareholder should submit any termination or modification to the Transfer Agent five days prior to effective date. To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent. A signature guarantee may be required. Your withdrawals may, over time, deplete your original investment-or exhaust it entirely if you make large and frequent withdrawals. Please call 1-866-996-FUND if you have additional questions about establishing a SWP.
When redeeming shares of the Funds, shareholders should consider the following:
•	The redemption may result in a taxable gain or loss.
•
Shareholders who redeem shares held in an IRA must indicate on their written redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding. Shares held in IRA accounts may be redeemed by telephone at 1-866-996-FUND. IRA investors will be asked whether or not to withhold taxes from any distribution.

•	As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.
•
If you purchased shares by check or electronic funds transfer through the ACH network, the Funds may delay the payment of redemption proceeds until the purchase amount has cleared (which may take up to 10 calendar days from the date of purchase). This delay will not apply if you purchased your shares via wire payment.

•	The Transfer Agent will send the proceeds of redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.
•
The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and the Transfer Agent may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor the Transfer Agent will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits. Telephone trades must be received by or prior to market close. Please allow sufficient time to place your telephone transaction. If a Servicing Agent or shareholder cannot contact the Transfer Agent by telephone, they should make a redemption request in writing in the manner described earlier.

•
If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. The Funds may change, modify or terminate their telephone privileges at any time upon at least a 60-day notice to shareholders.

•	The Transfer Agent currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.
•
The Funds may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example and not limited to, (1) if the shareholder fails to provide the Funds with identification required by law; (2) if the Funds are unable to verify the information received from the shareholder; and (3) to reimburse a Fund for any loss sustained by reason of the failure of the shareholder to make full payment for shares purchased by the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

•
If you hold Investor Class shares of a Fund and your account balance falls below $500 (for any reason), you will be given 60 days’ written notice to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

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If you hold Institutional Class shares of the Intrepid Capital Fund or Intrepid Small Cap Fund and your account balance falls below $250,000 for any reason, the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares of the Intrepid Capital Fund or Intrepid Small Cap Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

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While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests “in-kind.” This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption “in-kind” may incur costs to subsequently dispose of such securities.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of a Fund’s shares may harm Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares. Accordingly, the Board of Trustees has adopted policies and procedures that discourage frequent repurchases and redemptions of shares of the Funds by:
•
Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.

•
Imposing a 2.00% redemption fee on redemptions of shares held for 30 days or less. The 2.00% redemption fee does not apply to exchanges between Funds. In addition the redemption fee will not apply to: (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan, and systematic exchange plans.

The Funds rely on intermediaries to determine when a redemption occurs on shares held for 30 days or less. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, because each Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Funds cannot always detect market timing. As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Exchanging Shares
Shares of each class of the Funds may be exchanged for shares in an identically registered account of the corresponding class of another Intrepid Fund at their relative NAVs (as long as you otherwise meet the investment minimum of that class), and the 2.00% redemption fee does not apply to exchanges between Funds. You may have a taxable gain or loss as a result of an exchange because an exchange is treated as a sale of shares for federal income tax purposes.

You may also exchange your shares to and from the First American Retail Prime Obligations Fund Class A (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable. Although the First American Fund is not affiliated with the Adviser, the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s current prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent at 1-866-996-FUND. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.

How to Exchange Shares

1.	Read this Prospectus carefully and, if applicable, the Prospectus of the First American Fund.
2.
Determine the number of shares or dollars you want to exchange and contact the Transfer Agent by telephone if you did not decline telephone options, or in writing. Please keep in mind that your telephone exchange is subject to a $100 minimum. If you are exchanging into the First American Fund, the minimum exchange amount to a new account is $2,500.

3.
Write to Intrepid Capital Management Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or call the Fund at 1-866-996-FUND. The Transfer Agent charges a $5.00 fee for each telephone exchange. There is no charge for a written exchange.

Anti-Money Laundering Program

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program.  As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Please contact the Transfer Agent at 1-866-996-FUND if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the net asset value next calculated after the account is closed.

The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.  Please note that your application will be returned if any information is missing.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-866-996-FUND.

F.	Taxes, Dividends and Distributions
Each Fund distributes substantially all of its net investment income and capital gains annually.  Distributions are generally made in December. Each Fund will automatically reinvest on your behalf all dividends and distributions in additional shares of the Fund unless you have elected to receive dividends and/or distributions in cash.  You may make this election on the share purchase application or by writing to the Transfer Agent.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five (5) days prior to the record date of the next distribution. If an investor elects to receive distributions and/or dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six (6) months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of a Fund until an updated address is received.

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the SAI for additional federal income tax information.

Each Fund has elected to be treated, and intends to qualify each year as, a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

If you purchase shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase shares of a Fund that has appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

The Funds will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year.

When you receive a distribution from a Fund or redeem shares, you may be subject to backup withholding.

G.	Financial Highlights Information
The financial highlights of the Intrepid Small Cap Fund and the Intrepid Capital Fund are attached hereto as Exhibit C.  The accounting survivor of the Reorganization will be the Intrepid Capital Fund.
VI.	ADDITIONAL INFORMATION
Documents relating to the Funds are available, without charge, by writing to Intrepid Capital Management Funds Trust, 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, or by calling 1-866-996-FUND.
The Intrepid Small Cap Fund and the Intrepid Capital Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports, proxy materials, and other information relating to the Intrepid Small Cap Fund and the Intrepid Capital Fund, respectively, with the SEC.  Reports, proxy and information statements, and other information filed by the Company and the Funds can be obtained by calling or writing the funds and can also be obtained from the SEC.  You may view or obtain these documents from the SEC:
•	In person: at the SEC’s Public Reference Room in Washington, D.C., from 10:00 a.m. to 3:00 p.m. Eastern time, Monday through Friday
•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)
•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)
•	By electronic mail: publicinfo@sec.gov (duplicating fee required)
•	On the Internet: www.sec.gov

VII.	MISCELLANEOUS INFORMATION
A.	Legal Matters
The validity of the issuance of the Intrepid Capital Fund shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.
B.	Distribution of Shares
Quasar Distributors, LLC, a subsidiary of Foreside Financial Group, LLC, acts as distributor for the Funds under a Distribution Agreement. Its principal business address is 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202. The Distributor sells each Fund’s shares on a best efforts basis. Shares of the Funds are offered continuously.
The Funds have adopted a Service and Distribution Plan (the “12b-1 Plan”). The Plan was adopted in anticipation that the Investor Class shares of the Funds, will benefit from the Plan through increased sale of shares, thereby reducing the expense ratio of each Fund’s Investor Class of shares and providing the Adviser greater flexibility in management. The 12b-1 Plan authorizes payments by each Fund’s Investor Class in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the average daily net assets of each Fund’s Investor Class of shares. Amounts paid under the 12b-1 Plan by the Investor Class may be spent by a Fund on any activities or expenses primarily intended to result in the sale of Investor Class shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b‑1, the Fund may also make payments to finance such activity outside of the 12b-1 Plan and not subject to its limitations.
The 12b-1 Plan may be terminated by a Fund at any time by a vote of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the 12b-1 Plan or any agreement related thereto (the “Rule 12b‑1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund. Any change in the 12b-1 Plan that would materially increase the distribution expenses of a Fund provided for in the 12b-1 Plan requires the approval of the Board of Trustees, including the Rule 12b‑1 Trustees, and a majority of the Fund’s outstanding shares.
While the 12b-1 Plan is in effect, the selection and nomination of trustees who are not interested persons of the Funds will be committed to the discretion of the Trustees who are not interested persons of the Funds. The Board of Trustees of the Funds must review the amount and purposes of expenditures pursuant to the 12b-1 Plan quarterly as reported to it by the Distributor or officers of the Funds. The 12b-1 Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b‑1 Trustees.

C.	Experts
The financial statements of the Funds for the fiscal year ended September 30, 2023, contained in the Funds’ 2023 Annual Report to Shareholders, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given their authority as experts in accounting and auditing.
By Order of the Board of Trustees of
Intrepid Capital Management Funds Trust

/s/ Mark F. Travis

November 1, 2024

EXHIBIT A

INTREPID CAPITAL MANAGEMENT FUNDS TRUST

PLAN OF ACQUISITION AND LIQUIDATION

[Attached Hereto]

INTREPID CAPITAL MANAGEMENT FUNDS TRUST

PLAN OF ACQUISITION AND LIQUIDATION

This Plan of Acquisition and Liquidation (this “Plan”) has been adopted by the Board of Trustees of Intrepid Capital Management Funds Trust, a Delaware statutory trust (the “Trust”), and is effective as of this 29th day of October 2024, to provide for the reorganization of the Intrepid Small Cap Fund (the “Acquired Fund”) with and into the Intrepid Capital Fund (the “Acquiring Fund”).  The Acquired Fund and the Acquiring Fund (each a “Fund”, and, together, the “Funds”) are each separate series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
Intrepid Capital Management, Inc. (“Intrepid Capital”) joins this Plan solely for purposes of this paragraph and Section 9.  Intrepid Capital represents and warrants that the execution, delivery, and performance of this Plan by Intrepid Capital has been duly authorized by all necessary action on the part of Intrepid Capital, and this Plan will constitute a valid and binding obligation of Intrepid Capital enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles.
 The Trust’s Board of Trustees (the “Board”) has determined that it is in the best interest of the shareholders of the Acquiring Fund and the Acquired Fund (collectively, the “Shareholders”) that the Acquired Fund transfer all of the assets attributable to the Investor Class shares and Institutional Class shares held by its Shareholders in exchange for Investor Class shares and Institutional Class shares of equal net asset value of the Acquiring Fund (“Acquisition Shares”), to be distributed to the Acquired Fund’s Shareholders, and that the Trust redeem the outstanding Investor Class shares and Institutional Class shares of the Acquired Fund (the “Acquired Fund Shares”), all as provided for below (the “Acquisition”).  In this Plan, any references to a Fund taking action shall mean and include all necessary actions of the Trust on behalf of a Fund, unless the context of this Plan or the 1940 Act requires otherwise.
The Trust intends that the Acquisition qualify as a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provisions, and that with respect to the Acquisition, the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
1. Definitions.  In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:
“1933 Act” shall mean the Securities Act of 1933, as amended.
“Assets” shall mean all assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Fund or its shares, as appropriate, whether or not determinable at the Effective Time (as defined herein) and wherever located, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Fund or attributable to its shares and any deferred or prepaid expense, as of the Closing Date, other than unamortized organizational expenses, shown as an asset on the Acquired Fund’s books.
“Closing Date” shall mean such date as the officers of the Trust shall designate.

“Effective Time” shall mean 5:00 p.m., Eastern Time, on the Closing Date, or such other time as the officers of the Trust shall designate.
“Financial Statements” shall mean the audited financial statements of the relevant Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of that Fund for its most recently completed semi-annual period.
“Liabilities” shall mean all liabilities, expenses and obligations of any kind whatsoever of the Acquired Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured, as of the Closing Date.
“N-14 Registration Statement” shall mean the Registration Statement of the Acquiring Fund on Form N-14 under the 1940 Act that will register the Acquisition Shares to be issued in the Acquisition.
“Valuation Time” shall mean the close of regular session trading on the New York Stock Exchange (“NYSE”) on the Closing Date, when for purposes of this Plan, the Trust determines the net asset value per Acquisition Share of the Acquiring Fund and the net value of the assets of the Acquired Fund.
“NAV” shall mean a Fund’s net asset value, which is calculated by valuing and totaling assets and then subtracting liabilities and then dividing the balance by the number of shares that are outstanding.
2. Regulatory Filings.  The Acquiring Fund shall promptly prepare and file the N-14 Registration Statement with the SEC, and the Acquiring Fund and the Acquired Fund also shall make any other required or appropriate filings with respect to the actions contemplated hereby.
3. Transfer of the Acquired Fund’s Assets.  The Acquiring Fund and the Acquired Fund shall take the following steps with respect to the Acquisition, as applicable:
(a)  On or prior to the Closing Date, the Acquired Fund shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are known to the Acquired Fund and that are due and payable prior to or as of the Closing Date.
(b)  Prior to the Effective Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Fund will declare to the Acquired Fund’s Shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all the excess of (1) the Acquired Fund’s investment income excludable from gross income under Section 103(a) of the Code over (2) the Acquired Fund’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Fund’s investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Fund’s net realized capital gain (as defined in Code Section 1222), if any (after reduction for any capital loss carryover), for all taxable years ending on or before the Closing Date.  Such dividends will be declared and paid to ensure continued qualification of the Acquired Fund as a “regulated investment company” for U.S. federal income tax purposes and to eliminate fund-level tax.
(c)  At the Effective Time, the Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund, subject to the Liabilities, and the Acquiring Fund shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (1) the Assets shall become and be assets of the Acquiring Fund, and (2) the Liabilities shall attach to the Acquiring Fund, and shall be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.  The Trust shall redeem the outstanding shares of the Acquired Fund by issuance of shares of the Acquiring Fund as described more fully below.

(d)  Within a reasonable time prior to the Closing Date, the Acquired Fund shall provide, if requested, a list of the Assets to the Acquiring Fund.  The Acquired Fund may sell any asset on such list prior to the Effective Time.  After the Acquired Fund provides such list, the Acquired Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Fund.  Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Fund will advise the Acquired Fund in writing of any investments shown on the list that the Acquiring Fund has determined to be inconsistent with its investment objective, policies and restrictions.  The Acquired Fund will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund’s investment objectives, policies and restrictions.  In addition, if the Acquiring Fund determines that, as a result of the Acquisition, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, the Acquiring Fund will advise the Acquired Fund in writing of any such limitation and the Acquired Fund shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund’s investment objectives, policies and restrictions.
(e)  The Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following basis: (1) The value of the Assets less the Liabilities of the Acquired Fund attributable to shares of beneficial interest held by its Shareholders, determined as of the Valuation Time, shall be divided by the then NAV of Acquisition Shares, as applicable, and, in exchange for the transfer of the Assets, the Acquiring Fund shall simultaneously issue and deliver to the Acquired Fund the number of Acquisition Shares (including fractional shares) so determined, rounded to the second decimal place or such other decimal place as the officers of the Trust shall designate; (2) The NAV of Acquisition Shares to be delivered to the Acquired Fund shall be determined as of the Valuation Time in accordance with the Acquiring Fund’s then applicable valuation procedures, and the net value of the Assets to be conveyed to the Acquiring Fund shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Fund; and (3) the Fund securities of the Acquired Fund shall be made available by the Acquired Fund to the custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Time.  On the Closing Date, such Fund securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such Fund securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by the Acquiring Fund.
(f)  Promptly after the Closing Date, the Acquired Fund will deliver to the Acquiring Fund a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.
4. Termination of the Acquired Fund, Registration of Acquisition Shares and Access to Records.  The Acquired Fund and the Acquiring Fund also shall take the following steps, as applicable:
(a)  At or as soon as reasonably practical after the Effective Time, the Acquired Fund shall terminate by transferring pro rata to its Shareholders of record Acquisition Shares received by the Acquired Fund pursuant to Section 3(e)(1) of this Plan.  The Acquiring Fund shall establish accounts on its share records and note on such accounts the names of the former Acquired Fund Shareholders and the types and amounts of the Acquisition Shares that former Acquired Fund Shareholders are due based on their respective holdings of the Acquired Fund Shares as of the close of business on the Closing Date.  Fractional Acquisition Shares shall be carried to the second decimal place.  The Acquiring Fund shall not issue certificates representing the Acquisition Shares in connection with such exchange.  All issued and outstanding Acquired Fund Shares will be simultaneously redeemed and cancelled on the books of the Acquired Fund.  Ownership of the Acquisition Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Following distribution by the Acquired Fund to its Shareholders of all Acquisition Shares delivered to the Acquired Fund, the Acquired Fund shall wind up its affairs and shall take all steps as are necessary and proper to terminate as soon as is reasonably possible after the Effective Time.
(b)  At and after the Closing Date, the Acquired Fund shall provide the Acquiring Fund and its transfer agent with immediate access to: (1) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund’s Shareholders and the number and percentage ownership of the outstanding shares of the Acquired Fund owned by Shareholders as of the Effective Time, and (2) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Shareholders’ taxpayer identification numbers and their liability for or exemption from back-up withholding.  The Acquired Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

5. Conditions to Consummation of the Acquisition.  The consummation of the Acquisition shall be subject to the following conditions precedent:
(a)  There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund or the Acquired Fund since the date of the most recent Financial Statements.  Negative investment performance shall not be considered a material adverse change.
(b)  The Trust shall have received an opinion of Foley & Lardner LLP generally to the effect that the Acquisition qualifies as a “reorganization,” within the meaning of Section 368(a) of the Code. The opinion will be based on certain factual certifications made by officers of the Funds and will also be based on customary assumptions and subject to certain qualifications.  Each Fund shall provide additional factual representations to Foley & Lardner LLP with respect to the Funds that are reasonably necessary to enable Foley & Lardner LLP to deliver the tax opinion.  Notwithstanding anything in this Plan to the contrary, neither Fund may waive in any material respect the conditions set forth under this subparagraph (b).
(c)  The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of the Acquiring Fund, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.
(d)  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.
(e)  The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.
6. Closing.
(a)  The Closing shall be held at the offices of the Trust or at such other place as the officers of the Trust may designate.
(b)  In the event that at the Valuation Time (i) the NYSE shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Plan may be terminated by the Board.
(c)  The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  After the Closing Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders.
(d) At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, share certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Plan.
7. Termination of Plan.  A majority of the Board may terminate this Plan before the applicable Effective Time if: (i) any of the conditions precedent set forth herein are not satisfied; or (ii) the Board determines that the consummation of the Acquisition is not in the best interests of either Fund or its Shareholders.
8. Termination of the Acquired Fund.  If the Acquisition is consummated, the Acquired Fund shall terminate its registration under the 1940 Act and the 1933 Act and will terminate.
9. Expenses.  The Acquisition expenses shall be borne by Intrepid Capital Management, the investment adviser to the Funds
*******

[Signatures follow on the next page.]

IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by duly authorized persons, as of the day and year first written above.

Intrepid Capital Management Funds Trust, for itself and on behalf of the Intrepid Small Cap Fund	Intrepid Capital Management Funds Trust, for itself and on behalf of the Intrepid Capital Fund
/s/ Mark F. Travis	/s/ Mark F. Travis
Mark F. Travis President	Mark F. Travis President
Intrepid Capital Management, Inc.
/s/ Mark F. Travis
Mark F. Travis President

EXHIBIT B
Performance: Intrepid Small Cap Fund
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns). The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad measure of market performance. For additional information on the index, please see “Index Descriptions” in the Prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Small Cap Fund – Investor Class
Calendar Year Total Returns as of 12/31

30%
0%
-30%
1.30%
-5.81%
7.90%
2.15%
-5.29%
6.53%
20.79%
6.58%
-20.34%
11.62%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	December 31, 2020	20.79%
Worst Quarter	March 31, 2020	-21.50%
AVERAGE ANNUAL TOTAL RETURNS
(For the period ended December 31, 2023)
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	11.62%	4.05%	1.96%
Return After Taxes on Distributions	11.41%	3.96%	1.47%
Return After Taxes on Distributions and Sale of Fund Shares	7.03%	3.13%	1.42%
Institutional Class
Return Before Taxes	11.79%	4.26%	2.18%
Morningstar U.S. Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	20.59%	10.88%	7.56%
The Fund offers two Classes of shares. Investor Class shares commenced operations on October 3, 2005 and Institutional Class shares commenced operations on November 3, 2009.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance: Intrepid Capital Fund
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns). The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Fund invests. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.
Intrepid Capital Fund – Investor Class
Calendar Year Total Returns as of 12/31

20%
0%
-20%
5.23%
-6.58%
14.88%
8.09%
-13.38%
6.44%
9.18%
12.84%
-12.43%
14.16%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	December 31, 2020	14.35%
Worst Quarter	March 31, 2020	-20.04%

AVERAGE ANNUAL TOTAL RETURNS
(For the period ended December 31, 2023)
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	14.16%	5.56%	3.32%
Return After Taxes on Distributions	12.34%	4.41%	2.00%
Return After Taxes on Distributions and Sale of Fund Shares	8.48%	3.87%	2.11%
Institutional Class
Return Before Taxes	14.32%	5.79%	3.57%
Bloomberg Combined 1-5Y TR Index (60% S&P 500® Index/40% Bloomberg U.S. Government/Credit Index 1-5YR TR Index) (reflects no deduction for fees, expenses or taxes)	17.49%	10.23%	7.96%
Bloomberg Combined Index (60% S&P 500® Index/40% Bloomberg U.S. Gov/Credit Index) (reflects no deduction for fees, expenses or taxes)	17.76%	10.12%	8.16%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%
Bloomberg U.S. Gov/Credit 1-5Y TR Index (reflects no deduction for fees, expenses or taxes)	4.89%	1.54%	1.43%
Bloomberg U.S. Gov/Credit Index (reflects no deduction for fees, expenses or taxes)	5.72%	1.41%	1.97%

The Fund uses the Bloomberg U.S. Gov/Credit 1-5Y TR Index, Bloomberg Combined Index, and Bloomberg U.S. Gov/Credit Index as additional indices because they compare the Fund’s performance with the returns of indices holding investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in this Prospectus.
The Fund offers two Classes of shares. Investor Class shares commenced operations on January 3, 2005 and Institutional Class shares commenced operations on April 30, 2010.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

EXHIBIT C
Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund for the stated period (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's Form N-CSR dated September 30, 2023 and is incorporated by reference in the Fund's SAI, which is available upon request. The information for the six-month period ended March 31, 2024 is unaudited.
Intrepid Capital Fund - Investor Class
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period Ended
	March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$10.66		$9.88	$11.69	$9.58	$10.28	$11.64
OPERATIONS:
Net investment income(1)(2)	0.21		0.46	0.25	0.16	0.11	0.24
Net realized and unrealized
gain (loss) on
investment securities	1.17		0.78	(1.80)	2.16	(0.31)	(1.21)
Total from operations(3)	1.38		1.24	(1.55)	2.32	(0.20)	(0.97)
LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.46)	(0.26)	(0.16)	(0.50)	(0.20)
From return of capital	-		-	-	(0.05)	-	-
From net realized gains	-		-	-	-	-	(0.19)
Total distributions	(0.22)		(0.46)	(0.26)	(0.21)	(0.50)	(0.39)
NET ASSET VALUE:
End of period	$11.82		$10.66	$9.88	$11.69	$9.58	$10.28
Total return	12.94	%(4)	12.67%	-13.39%	24.30%	-1.88%	-8.26%
Net assets at end of period
(000s omitted)	$12,120		$11,733	$14,244	$19,764	$20,038	$34,291
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	1.95	%(5)	1.98%	1.90%	1.82%	1.69%	1.53%
After expense
reimbursement/recoupment	1.31	%(5)	1.28%	1.39%	1.40%	1.40%	1.40%
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	3.11	%(5)	3.62%	1.65%	1.05%	0.91%	1.43%
After expense
reimbursement/recoupment	3.74	%(5)	4.32%	2.17%	1.46%	1.20%	1.56%
Portfolio turnover rate	16	%(4)	57%	36%	17%	60%	54%

(1)
Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences for the year ended September 30, 2019.

(2)	Net investment income per share is calculated using the average shares outstanding method for the years ended September 30, 2023, 2022, 2021, and 2020, and for the six months ended March 31, 2024.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2023, 2022, 2021, 2020, and 2019.
(4)	Not Annualized.
(5)	Annualized.

Intrepid Capital Fund - Institutional Class
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period Ended
	March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$10.71		$9.92	$11.72	$9.59	$10.29	$11.65
OPERATIONS:
Net investment income(1)(2)	0.22		0.48	0.27	0.19	0.14	0.22
Net realized and unrealized
gain (loss) on
investment securities	1.18		0.79	(1.80)	2.17	(0.32)	(1.16)
Total from operations(3)	1.40		1.27	(1.53)	2.36	(0.18)	(0.94)
LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.48)	(0.27)	(0.16)	(0.52)	(0.23)
From return of capital	-		-	-	(0.07)	-	-
From net realized gains	-		-	-	-	-	(0.19)
Total distributions	(0.23)		(0.48)	(0.27)	(0.23)	(0.52)	(0.42)
NET ASSET VALUE:
End of period	$11.88		$10.71	$9.92	$11.72	$9.59	$10.29
Total return	13.07	%(4)	12.85%	-13.23%	24.72%	-1.67%	-8.07%
Net assets at end of period
(000s omitted)	$34,163		$31,234	$29,083	$35,318	$44,189	$84,874
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	1.78	%(5)	1.84%	1.67%	1.57%	1.44%	1.28%
After expense
reimbursement/recoupment	1.14	%(5)	1.13%	1.15%	1.15%	1.15%	1.15%
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	3.27	%(5)	3.79%	3.58%	1.29%	1.17%	1.71%
After expense
reimbursement/recoupment	3.91	%(5)	4.50%	4.10%	1.71%	1.46%	1.84%
Portfolio turnover rate	16	%(4)	57%	36%	17%	60%	54%

(1)
Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences for the year ended September 30, 2019.

(2)	Net investment income per share is calculated using the average shares outstanding method for the years ended September 30, 2023, 2022, 2021, and 2020, and for the six months ended March 31, 2024.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2023, 2022, 2021, 2020, and 2019.
(4)	Not Annualized.
(5)	Annualized.

Intrepid Small Cap Fund - Investor Class
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period Ended
	March 31,		Year Ended September 30,
	2024		2023	2022	2021		2020	2019
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$15.07		$13.35	$17.51	$14.09		$13.56	$13.89
OPERATIONS:
Net investment income(1)	0.04		0.12	(0.02)	(0.18)		(0.07)	0.08
Net realized and unrealized
gain (loss) on
investment securities	1.52		1.60	(4.14)	3.60		0.71	(0.34)
Total from operations(2)	1.56		1.72	(4.16)	3.42		0.64	(0.26)
LESS DISTRIBUTIONS:
From net investment income	(0.13)		-	-	-		(0.11)	(0.07)
From net realized gains	-		-	-	-		-	-
Total distributions	(0.13)		-	-	-		(0.11)	(0.07)
NET ASSET VALUE:
End of period	$16.50		$15.07	$13.35	$17.51		$14.09	$13.56
Total return	10.37	%(3)	12.88%	-23.76%	24.27%		4.72%	-1.85%
Net assets at end of
period (000s omitted)	$27,718		$27,887	$29,850	$43,458		$38,376	$51,076
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	2.01	%(4)	1.96%	1.77%	1.74%		1.73%	1.55%
After expense
reimbursement/recoupment	1.30	%(4)	1.30%	1.30%	1.31	%(5)	1.40%	1.38%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	(0.25	)%(4)	0.15%	(0.56)%	(1.44)%		(0.87)%	0.41%
After expense
reimbursement/recoupment	0.46	%(4)	0.82%	(0.10)%	(1.04)%		(0.54)%	0.58%
Portfolio turnover rate	11	%(3)	40%	66%	81%		105%	59%

(1)
Net investment income (loss) per share is calculated using the average shares outstanding method for the years ended September 30, 2023, 2022, 2021, 2020, and 2019, and for the six months ended March 31, 2024.

(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2023, 2022, 2021, 2020, and 2019.
(3)	Not Annualized.
(4)	Annualized.
(5)	Expense waiver of 1.30% was implemented on January 22, 2021.

Intrepid Small Cap Fund - Institutional Class
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period Ended
	March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$15.60		$13.79	$18.07	$14.52	$13.94	$14.25
OPERATIONS:
Net investment
income gain (loss)(1)	0.05		0.15	0.01	(0.16)	(0.04)	0.11
Net realized and unrealized
gain (loss) on
investment securities	1.57		1.66	(4.29)	3.71	0.74	(0.34)
Total from operations(3)	1.62		1.81	(4.28)	3.55	0.70	(0.23)
LESS DISTRIBUTIONS:
From net investment income	(0.17)		-	-	-	(0.12)	(0.08)
From net realized gains	-		-	-	-	-	-
Total distributions	(0.17)		0.00	0.00	0.00	(0.12)	(0.08)
NET ASSET VALUE:
End of period	$17.05		$15.60	$13.79	$18.07	$14.52	$13.94
Total return	10.43	%(3)	13.04%	-23.63%	24.45%	5.02%	-1.61%
Net assets at end of
period (000s omitted)	$18,738		$19,906	$23,342	$35,070	$19,879	$30,516
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	1.76	%(4)	1.70%	1.51%	1.52%	1.48%	1.32%
After expense
reimbursement/recoupment	1.15	%(4)	1.15%	1.15%	1.16%	1.15%	1.15%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before expense
reimbursement/recoupment	(0.02	)%(4)	0.39%	(0.32)%	(1.23)%	(0.60)%	0.64%
After expense
reimbursement/recoupment	0.59	%(4)	0.95%	0.05%	(0.87)%	(0.27)%	0.81%
Portfolio turnover rate	11	%(3)	40%	66%	81%	105%	59%

(1)
Net investment income (loss) per share is calculated using the average shares outstanding method for the years ended September 30, 2022, 2021, 2020, and 2019, and for the six months ended March 31, 2024.

(2)
Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2023, 2022, 2021, 2020, and 2019, and for the six months ended March 31, 2024.

(3)	Not Annualized.
(4)	Annualized.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information, Subject to Completion, Dated November 1, 2024

_________________________________________
STATEMENT OF ADDITIONAL INFORMATION
November 1, 2024

Acquisition of the Assets and Assumption of the Liabilities of
Intrepid Small Cap Fund
By, and in Exchange for Shares of,
Intrepid Capital Fund
_________________________________________
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus dated November 1, 2024 relating to the acquisition of the assets and liabilities of the Intrepid Small Cap Fund (the “Intrepid Small Cap Fund”), a series of Intrepid Capital Management Funds Trust, by the Intrepid Capital Fund (the “Intrepid Capital Fund”), a series of Intrepid Capital Management Funds Trust  The acquisition will be effected pursuant to that certain Plan of Acquisition and Liquidation dated as of November 1, 2024 (the “Plan”).  The Plan provides for (1) the transfer of all the assets of the Intrepid Small Cap Fund to the Intrepid Capital Fund, (2) the assumption by the Intrepid Capital Fund of all the liabilities of the Intrepid Small Cap Fund, (3) the issuance to shareholders of the Intrepid Small Cap Fund of Investor Class shares and Institutional Class shares of the Intrepid Capital Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former Investor Class shares and Institutional Class shares of the Intrepid Small Cap Fund in redemption of their shares of the Intrepid Small Cap Fund, and (4) the termination of the Intrepid Small Cap Fund.
Copies of the prospectus, which has been filed with the Securities and Exchange Commission (“SEC”), may be obtained, without charge, by writing to Intrepid Capital Management Funds Trust, 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, or by calling 1-866-996-FUND.
This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):
•
The current Statement of Additional Information of the Intrepid Small Cap Fund and the Intrepid Capital Fund, dated January 31, 2024 (SEC Accession No. 0000894189-24-000504 and 1933 Act File No. 333-118634).

•
The current Annual Report of the Intrepid Small Cap Fund and the Intrepid Capital Fund, for the fiscal year ended September 30, 2023 (SEC Accession No. 0000898531-23-000451 and 1940 Act File No. 811-21625).

•
The current Semi-Annual Report of the Intrepid Small Cap Fund and the Intrepid Capital Fund, for the reporting period ended March 31, 2024 (SEC Accession No. 0000898531-24-000232 and 1940 Act File No. 811-21625).

Copies of these documents are available upon request and without charge by writing to Intrepid Capital Management Funds Trust, 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, or by calling 1-866-996-FUND.
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SUPPLEMENTAL FINANCIAL INFORMATION

Under the agreement and plan of reorganization, the Intrepid Small Cap Fund is proposed to be reorganized into the Intrepid Capital Fund.  A table showing the fees and expenses of each of the Intrepid Small Cap Fund and Intrepid Capital Fund and the fees and expenses of the Intrepid Capital Fund on a pro forma basis after giving effect to the proposed reorganization is included in the section titled “Comparison Fee Table and Example” of the information statement/prospectus.  The Intrepid Capital Fund will be the accounting and performance survivor of the reorganization. Additionally, there are no material differences in accounting policies of the Intrepid Small Cap Fund as compared to those of the Intrepid Capital Fund.
The reorganization is not expected to result in a material change to the Intrepid Small Cap Fund’s investment portfolio due to the investment restrictions of the Intrepid Capital Fund. Accordingly, a schedule of investments of the Intrepid Small Cap Fund modified to reflect such changes is not included.
It is not anticipated that a substantial portion of the securities held by the Intrepid Small Cap Fund will be sold prior to the Reorganization to rebalance it and align the securities portfolio of the Intrepid Small Cap Fund with the securities portfolio of the Intrepid Capital Fund.  Any such rebalancing could result in additional portfolio transaction costs to the Intrepid Small Cap Fund and increased taxable distributions to shareholders of the Intrepid Small Cap Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Intrepid Small Cap Fund’s basis in such assets.  Any net realized capital gain from sales that occur prior to the Reorganization will be distributed to the Intrepid Small Cap Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryovers), and such distributions will be taxable to shareholders.  This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Intrepid Capital Fund following the Reorganization in connection with its normal investment operations.
As noted above, the Adviser does not anticipate making any material repositioning changes in the Intrepid Small Cap Fund prior to and in connection with the Reorganization.  After the Reorganization, it is expected that approximately 30% of the holdings of the Intrepid Small Cap Fund will be sold and re-invested into fixed income securities, and approximately 30% of the holdings of the Intrepid Small Cap Fund will be sold and re-invested into equity securities not currently held by the Small Cap Fund at the time of the Acquisition. The Adviser is currently evaluating which positions it intends to hold or sell after the Reorganization. As of October 21, 2024, the Intrepid Small Cap Fund had an unrealized capital gain of $13.1 million, implying the realization of approximately $7.2 - $9.8 million of capital gains if sales were executed ratably across the portfolio. The Intrepid Capital Fund had capital loss carryforwards totaling $20.1 million as of September 30, 2024, which the Adviser believes will be sufficient to absorb any realized gains generated by repositioning trades following the Reorganization without triggering a capital gain distribution.  Changes in positioning and related tax impacts are good faith estimates that are subject to change based on shifts in market conditions or the judgement of the Adviser.
B - 2

PART C

Other Information
Item 15. Indemnification

Reference is made to Article VI of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), Article VIX of Registrant’s Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), and Section 7 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 333-118634 on December 8, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16. Exhibits

(1)(a)	Certificate of Trust is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(1)(b)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(1)(c)
Amended Schedule A to Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(2)	By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(3)	Not applicable.
(4)
Plan of Acquisition and Liquidation among Intrepid Capital Management Funds Trust, Intrepid Small Cap Fund, Intrepid Capital Fund, and Intrepid Capital Management, Inc. is attached to Part A of Form N-14 as an appendix.

C - 1

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)(a)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(6)(b)
Investment Advisory Agreement with Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(6)(b)
Amended and Restated Investment Advisory Agreement with Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(7)(a)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(7)(b)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(c)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(d)
Fourth Amendment to the Distribution Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(7)(e)
Fifth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(7)(f)
Sixth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(8)	Not applicable.
(9)(a)
Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(9)(b)
First Amendment to the Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(10)(a)
Amended and Restated Service and Distribution Plan pursuant to Rule 12b‑1 is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(10)(b)
Amended and Restated Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(10)(c)	Reserved
(11)	Opinion and Consent issued by Foley & Lardner LLP regarding the validity of shares to be issued - Filed Herewith.
(12)	Opinion of Foley & Lardner LLP regarding certain tax matters for the Intrepid Small Cap Fund and the Intrepid Capital Fund - to be filed by amendment.

C - 2

(13)(a)(i)
Amended and Restated Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(13)(a)(ii)
First Amendment to the Amended and Restated Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(13)(b)(i)
Amended and Restated Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(13)(b)(ii)
First Amendment to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(13)(c)(i)
Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Capital Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2017.

(13)(c)(ii)
Amended and Restated Operating Expenses Limitation Agreement dated June 6, 2022 (restating agreement dated November 15, 2016) between the Trust, on behalf of the Intrepid Small Cap Fund (formerly known as the Endurance Fund), and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(13)(c)(iii)
Amended Operating Expenses Limitation Agreement dated January 1, 2024 between the Trust, on behalf of the Intrepid Income Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(14)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(15)	Not applicable.
(16)
Power of Attorney is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(17)	None.
(18)	Not applicable.

Item 17 Undertakings
1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.
C - 3

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Jacksonville Beach and State of Florida on November 1, 2024.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on November 1, 2024 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee (Principal Executive Officer)	November 1, 2024
Mark F. Travis

/s/ Timothy Page	Secretary and Treasurer (Principal Financial Officer)	November 1, 2024
Timothy Page

John J. Broaddus*	Trustee	November 1, 2024
John J. Broadus

Peter R. Osterman, Jr.*	Trustee	November 1, 2024
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	November 1, 2024
Ed Vandergriff, Jr.

* By:/s/ Mark F. Travis
Mark F. Travis
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A with the SEC on January 27, 2021, and is incorporated herein by reference.
November 1, 2024

C - 4